Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
Hartford Schroders US Small/Mid Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HARTFORD SCHRODERS US MIDCAP OPPORTUNITIES FUND
Supplement [Text Block]	hmfiic_SupplementTextBlock

MARCH 1, 2019

SUPPLEMENT TO

HARTFORD SCHRODERS US MIDCAP OPPORTUNITIES FUND SUMMARY PROSPECTUS

DATED MARCH 1, 2019

AND

HARTFORD SCHRODERS FUNDS PROSPECTUS

DATED MARCH 1, 2019

IMPORTANT NOTICE REGARDING NAME CHANGE AND CHANGE IN INVESTMENT POLICY

This Supplement contains new and additional information regarding Hartford Schroders US Small/Mid Cap Opportunities Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.

(1)	The above referenced Summary Prospectus and Statutory Prospectus reflect changes to the name, strategy and primary benchmark of the Hartford Schroders US Small/Mid Cap Opportunities Fund (the “Fund”), which will occur on May 1, 2019. Effective May 1, 2019, the Fund will change its name from Hartford Schroders US Small/Mid Cap Opportunities Fund to Hartford Schroders US MidCap Opportunities Fund. The Fund currently has a non-fundamental policy to normally invest at least 80% of its assets in securities of companies considered by the Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA” or the “Sub-Adviser”), at the time to be small or mid cap companies located in the United States (“80% Policy”). As of May 1, 2019, the Fund will modify its 80% Policy to read as follows: “The Fund normally invests at least 80% of its assets in securities of mid cap companies located in the United States.” In connection with the name change and change in 80% Policy, the Fund is also changing its primary benchmark to the Russell Midcap Index. Accordingly, the above referenced Summary Prospectus and Statutory Prospectus are revised as follows until May 1, 2019:

a.	References to Hartford Schroders US MidCap Opportunities Fund and US MidCap Opportunities Fund are deleted and replaced with Hartford Schroders US Small/Mid Cap Opportunities Fund and US Small/Mid Cap Opportunities Fund, respectively.

b.	Under the headings “Principal Investment Strategy” in the above referenced Summary Prospectus and “Hartford Schroders US MidCap Opportunities Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the sub-section entitled “Principal Investment Strategy” is deleted in its entirety and replaced with the following:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests primarily in equity securities and will normally invest at least 80% of its assets in securities of companies considered by the Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA” or the “Sub-Adviser”), at the time to be small or mid cap companies located in the United States. The Sub-Adviser seeks to identify securities that it believes offer the potential for capital appreciation based on: novel, superior or niche products or services; operating characteristics; quality of management; an entrepreneurial management team; a recent public offering; opportunities provided by mergers, divestitures or new management; or other factors. In addition to these factors, the Sub-Adviser also considers certain environmental, social and/or governance (ESG) factors when assessing investment opportunities as long as those factors are consistent with the Sub-Adviser’s bottom-up fundamental analysis. The Fund may also invest in equity securities of micro cap companies or large cap companies if the Sub-Adviser believes they offer the potential for capital appreciation. The Fund may invest in common and preferred stocks, as well as in over-the-counter securities. The Fund may also invest in securities issued in initial public offerings (“IPOs”) and real estate investment trusts (“REITs”). For cash management, the Fund may invest in money market funds or cash equivalents.

The Sub-Adviser currently defines small or mid cap companies as companies with a market capitalization within the collective range of the Russell 2500 Index and the MSCI USA SMID Cap Index. As of December 31, 2018, this range was approximately $3.9 million to $21.4 billion. The market capitalization range of these indices changes over time.

Risk [Heading]	rr_RiskHeading	c. Under the headings "Principal Risks" in the above referenced Summary Prospectus and "Hartford Schroders US MidCap Opportunities Fund Summary Section - Principal Risks" in the above referenced Statutory Prospectus, "Mid-Cap Securities Risk" is replaced with the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Mid Cap and Small Cap Securities Risk − Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Performance Table Heading	rr_PerformanceTableHeading	d. Under the headings "Past Performance" in the above referenced Summary Prospectus and "Hartford Schroders US MidCap Opportunities Fund Summary Section - Past Performance" in the above referenced Statutory Prospectus, the average annual total returns table is replaced with the following:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2018 (including sales charges)
Supplement One [Text Block]	hmfiic_SupplementOneTextBlock	This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(16.11%)
5 Years	rr_AverageAnnualReturnYear05	5.08%
10 Years	rr_AverageAnnualReturnYear10	11.53%
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.75%)
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	12.19%
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.00%)
5 Years	rr_AverageAnnualReturnYear05	6.58%
10 Years	rr_AverageAnnualReturnYear10	12.45%
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.48%)
5 Years	rr_AverageAnnualReturnYear05	6.29%
10 Years	rr_AverageAnnualReturnYear10	12.30%
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.23%)
5 Years	rr_AverageAnnualReturnYear05	6.43%
10 Years	rr_AverageAnnualReturnYear10	12.38%
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.91%)
5 Years	rr_AverageAnnualReturnYear05	6.57%
10 Years	rr_AverageAnnualReturnYear10	12.45%
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.87%)
5 Years	rr_AverageAnnualReturnYear05	6.61%
10 Years	rr_AverageAnnualReturnYear10	12.47%
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class F - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.85%)
5 Years	rr_AverageAnnualReturnYear05	6.61%
10 Years	rr_AverageAnnualReturnYear10	12.47%
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class SDR - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.83%)
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	12.51%
Hartford Schroders US Small/Mid Cap Opportunities Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(16.54%)
5 Years	rr_AverageAnnualReturnYear05	3.40%
10 Years	rr_AverageAnnualReturnYear10	9.78%
Hartford Schroders US Small/Mid Cap Opportunities Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(9.22%)
5 Years	rr_AverageAnnualReturnYear05	3.64%
10 Years	rr_AverageAnnualReturnYear10	9.15%
Hartford Schroders US Small/Mid Cap Opportunities Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(10.00%)
5 Years	rr_AverageAnnualReturnYear05	5.15%
10 Years	rr_AverageAnnualReturnYear10	13.15%
Hartford Schroders US Small/Mid Cap Opportunities Fund | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.06%)	[1]
5 Years	rr_AverageAnnualReturnYear05	6.26%	[1]
10 Years	rr_AverageAnnualReturnYear10	14.03%	[1]

[1]	Effective May 1, 2019, the Russell Midcap Index will become the Fund's primary benchmark and the Russell 2500 Index will become the Fund's secondary benchmark because the Investment Manager believes that the Russell Midcap Index better reflects the Fund's revised investment strategy.